Share-based Payments (Details 3) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Expected volatility (%)
Risk-free interest rate (%)
Expected life of share options (years)	0 years			0 years
Weighted average share price $
Minimum [Member]
Statement Line Items [Line Items]
Expected volatility (%)		44.50%	38.90%		49.50%
Risk-free interest rate (%)		1.91%	1.91%		1.28%
Expected life of share options (years)		3 years 2 months 30 days	3 years 2 months 30 days		3 years 2 months 30 days
Weighted average share price $		$ 2.39	$ 2.58		$ 8.20
Maximum [Member]
Statement Line Items [Line Items]
Expected volatility (%)		49.10%	49.10%		51.00%
Risk-free interest rate (%)		2.19%	2.39%		1.76%
Expected life of share options (years)		6 years 2 months 30 days	6 years 6 months		6 years 2 months 30 days